Statements of Changes in Net Assets Available for Benefits - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net appreciation (depreciation) in fair value of investments:
Total investment income, net	$ 239,785,242	$ 181,876,790
EBP 003 [Member]
Investment income:
Interest and dividends	33,594,479	38,237,772
Net appreciation (depreciation) in fair value of investments:
Participants' contributions	70,742,200	68,400,344
Employer's contribution (Note 1(b))	21,575,237	31,804,274
Interest income - notes receivable from participants	1,853,226	1,653,387
Total additions	333,955,905	283,734,795
Deductions:
Benefits paid to participants	193,904,916	163,183,377
Administrative expenses	1,326,201	1,349,164
Total deductions	195,231,117	164,532,541
Net increase in plan assets	138,724,788	119,202,254
Transfer in from (out to) a related plan (Note 1(a))	5,233,596	7,298,737
Net increase in plan assets	143,958,384	126,500,991
Net assets available for benefits, beginning of year	1,555,287,455
Net assets available for benefits, end of year	1,699,245,839	1,555,287,455
EBP 003 [Member] | Common Collective Trust Funds and Mutual Funds [Member]
Net appreciation (depreciation) in fair value of investments:
Total investment income, net	202,944,414	147,452,371
EBP 003 [Member] | Common Stock [Member]
Net appreciation (depreciation) in fair value of investments:
Total investment income, net	$ 3,246,349	$ (3,813,353)